Operating Leases - Supplemental balance sheet information related to leases (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental balance sheet information related to leases
Operating lease ROU asset:	$ 124,930	$ 226,259	$ 358,472
Other assets		Operating lease ROU asset:	Operating lease ROU asset:
Operating lease liability:
Operating lease liability, current		$ 125,022	$ 142,340
Other current liabilities		Other current liabilities	Other current liabilities
Operating lease liability, noncurrent		$ 137,655	$ 262,677
Other long-term liabilities		Other long-term liabilities	Other long-term liabilities
Total		$ 262,677	$ 405,017